Loan Receivables	12 Months Ended
Mar. 31, 2026
Loan Receivables [Abstract]
LOAN RECEIVABLES

Note 8 – LOAN RECEIVABLES

	As of March 31,
	2026	2025

Loan receivables	$—	$11,941,378
Allowance for uncollectible loan receivables	—	—
Loan receivables, net	—	11,941,378
Loan receivables — current	—	11,941,378
Loan receivables — non—current	$—	$—

During the year ended March 31, 2025, the Company, through its subsidiaries, issued loans to four third—party companies. The loan term for each loan was one year with an annual interest of 1%. The balance as of March 31, 2025 represented the outstanding loan balance. During the year ended March 31, 2026, the loans have been fully collected.